Consolidated Balance Sheets (USD $)	Mar. 31, 2015	Dec. 31, 2014		Mar. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 84,000	$ 708,000		$ 723,000	$ 1,136,000		$ 3,153,000
Receivables, net of allowance for doubtful accounts of $0 and $0, respectively	109,000	189,000			173,000
Receivables from related party		300,000			115,000
Prepaids and other current assets	331,000	313,000			275,000
Total current assets	524,000	1,510,000			1,699,000
Long-term assets
Property and equipment, net of accumulated depreciation of $2,002 and $2,001, respectively	332,000	354,000			366,000
Intangible assets, net of accumulated amortization of $418 and $401, respectively	96,000	101,000			118,000
Deposits and other assets	387,000	387,000			440,000
Total Assets	1,339,000	2,352,000			2,623,000
Current liabilities
Accounts payable	506,000	341,000			1,148,000
Accrued compensation and benefits	1,535,000	1,392,000			1,181,000
Deferred revenue	515,000	354,000			534,000
Other accrued liabilities	622,000	614,000			1,270,000
Warrant liabilities	223,000	259,000			39,000
Total current liabilities	3,601,000	2,960,000			4,172,000
Long-term liabilities
Deferred rent and other long-term liabilities	250,000	267,000			160,000
Capital leases	18,000	23,000			26,000
Warrant liabilities	37,888,000	40,326,000			16,308,000
Total Liabilities	41,757,000	43,576,000			20,666,000
Stockholders' deficit
Preferred stock, $0.0001 par value; 50,000,000 shares authorized; no shares issued and outstanding	0	0			0
Common stock, $0.0001 par value; 500,000,000 shares authorized; 25,244,485 and 18,835,571 shares issued and outstanding at December 31, 2014 and December 31, 2013, respectively	3,000	3,000			2,000
Additional paid-in-capital	214,334,000	213,333,000			209,169,000
Accumulated deficit	(254,755,000)	(254,560,000)			(227,214,000)
Total Stockholders' deficit	(40,418,000)	(41,224,000)	[1]		(18,043,000)	[1]	(13,758,000)	[1]
Total Liabilities and Stockholders' Deficit	$ 1,339,000	$ 2,352,000			$ 2,623,000

[1]	The financial statements have been retroactively restated to reflect the 10-for-1 reverse stock split that occurred on May 6, 2013.